Leases - Schedule of Future Minimum Payments Under the Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments Under the Operating Leases [Abstract]
2026	$ 2,324
2027	2,207
2028	2,196
2029	2,048
2030	940
Total lease payments	9,715
Less: imputed interest	(739)
Total operating lease liabilities, net of interest	$ 8,976	$ 3,199